Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
	RMB	RMB
Trade payables	144,419	113,119
Salaries and welfare payable	8,975	8,649
Dividends payable by subsidiaries to non-controlling shareholders	419	952
Interests payable	2,672	4,034
Construction fee and equipment cost payables	92,683	107,199
Other (i)	53,834	82,187

	303,002	316,140

(i)	Other consists primarily of notes payables, insurance payable, etc.

Aging Analysis of Trade Payables
The aging analysis of trade payables at December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
Within 1 year	134,744	104,812
Between 1 and 2 years	2,767	1,696
Between 2 and 3 years	948	2,342
Over 3 years	5,960	4,269

	144,419	113,119